Income Tax (Details) - HKD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2024
Income Tax [Line Items]
Profits tax amount (in Dollars)	$ 2.0
Total assessable profits	8.25%
Remaining assessable profits	16.50%
Profits tax rate	16.50%
Tax authority term		10 years
Tax authority [Member]
Income Tax [Line Items]
Tax authority term		6 years
Hong Kong [Member]
Income Tax [Line Items]
Profits tax amount (in Dollars)	$ 2.0